Cost of Sales (Details)	12 Months Ended
Dec. 31, 2024
Urban Maintenance and Construction Tax [Member]
Cost of Sales [Line Items]
Percentage of valued added tax	7.00%
Extra Charges of Education Fund [Member]
Cost of Sales [Line Items]
Percentage of valued added tax	3.00%
Local Surcharge for Education Fund [Member]
Cost of Sales [Line Items]
Percentage of valued added tax	2.00%